Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated income statements [Abstract]
Revenue	$ 768,734	$ 798,163
Other operating income	75,902	73,700
Employee benefit expenses	(37,430)	(20,277)
Depreciation, amortization, and impairment charges	(302,166)	(234,889)
Other operating expenses	(197,635)	(200,582)
Operating profit	307,405	416,115
Financial income	6,413	2,853
Financial expense	(289,439)	(310,233)
Net exchange differences	(1,482)	2,801
Other financial income/(expense), net	62,597	(58)
Financial expense, net	(221,911)	(304,637)
Share of profit/(loss) of associates carried under the equity method	(2,248)	3,881
Profit before income tax	83,246	115,359
Income tax	(25,079)	(46,979)
Profit for the period	58,167	68,380
(Loss)/Profit attributable to non-controlling interests	3,042	(7,548)
Profit for the period attributable to the Company	$ 61,209	$ 60,832
Weighted average number of ordinary shares outstanding (in shares) - basic	101,602	100,882
Weighted average number of ordinary shares outstanding (in shares) - diluted	102,499	100,882
Basic and diluted earnings per share (in dollars per share)	$ 0.60	$ 0.60